Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Inventories
Finished products	$ 4,369	$ 10,018
Work In Process And Inventoried Costs Under Long Term Contracts Net Of Reserves	84,131	62,570
Materials and purchased parts	10,163	12,102
Customer advances	(10,948)	(18,328)
Net inventories	87,715	66,362
Costs incurred outside the scope of work or in advance of a contract award	4,300	700
General and administrative amounts for certain government contracts remaining in inventory	$ 2,500	$ 2,300